Exhibit 99.1
FIFTH THIRD AUTO TRUST 2023-1
Statement to Securityholders
Determination Date: September 12, 2024

DATES
Collection Period	13
Collection Period Beginning Date	8/1/2024
Collection Period Ending Date	8/31/2024
Payment Date	9/16/2024
SOFR Determination Date	8/15/2024
SOFR Rate	5.354%

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	47.7%	$214,214,536.06	$26,385,591.97	$187,828,944.09
Class A-2-B Notes	47.7%	$123,210,922.54	$15,176,342.31	$108,034,580.23
Class A-3 Notes	100.0%	$580,200,000.00	$0.00	$580,200,000.00
Class A-4 Notes	100.0%	$102,960,000.00	$0.00	$102,960,000.00
Total Securities	62.0%	$1,020,585,458.60	$41,561,934.28	$979,023,524.32

Overcollateralization		$69,719,907.84		$69,719,907.84
Reserve Account Balance		$4,101,171.05		$4,101,171.05
Net Pool Balance	63.8%	$1,155,378,438.35	$44,217,121.72	$1,111,161,316.63
Yield Supplement Overcollateralization Amount		$65,073,071.91		$62,417,884.47
Adjusted Pool Balance	63.9%	$1,090,305,366.44	$41,561,934.28	$1,048,743,432.16

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	5.618%	$0.00	$0.00
Class A-2-A Notes	5.800%	$214,214,536.06	$1,035,370.26
Class A-2-B Notes	5.884%	$123,210,922.54	$644,369.03
Class A-3 Notes	5.530%	$580,200,000.00	$2,673,755.00
Class A-4 Notes	5.520%	$102,960,000.00	$473,616.00
		$1,020,585,458.60	$4,827,110.29

II. AVAILABLE FUNDS
Interest Collections	$5,797,958.75
Repurchased Interest Collections	$0.00
Principal Collections	$43,326,428.84
Repurchased Principal Collections	$0.00
Liquidation Proceeds	$345,873.45
Liquidation Expenses*	$21,807.26
Total Collections	$49,448,453.78

Reserve Account Draw Amount	$0.00

Total Available Funds	$49,448,453.78

Investment Earnings (Collections Acct. remitted to servicer)	$214,868.60
Investment Earnings (Reserve Acct. remitted to servicer)	$18,312.69
Additional fees to be remitted to servicer	$233,181.29

*Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).

FIFTH THIRD AUTO TRUST 2023-1
Statement to Securityholders
Determination Date: September 12, 2024

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$962,815.37	$962,815.37	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$1,035,370.26	$1,035,370.26	$0.00
Class A-2-B Notes	$644,369.03	$644,369.03	$0.00
Class A-3 Notes	$2,673,755.00	$2,673,755.00	$0.00
Class A-4 Notes	$473,616.00	$473,616.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$41,561,934.28	$41,561,934.28	$0.00
Accrued and Unpaid Fees to Owner/Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$2,096,593.84	$2,096,593.84	$0.00
	$49,448,453.78	$49,448,453.78	$0.00

Principal Payment:
First Allocation of Principal		$0.00
Regular Principal Distribution Amount		$41,561,934.28
Total		$41,561,934.28

IV. POOL INFORMATION
Net Pool Balance		$1,111,161,316.63
Adjusted Pool Balance		$1,048,743,432.16
Number of Receivables Outstanding		59,241
Weighted Average Contract Rate		5.97%
Weighted Average Remaining Term (mos)		45.17

V. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance		$4,101,171.05
Target Credit Enhancement Overcollateralization Amount		$69,719,907.84
Beginning Period Overcollateralization Amount		$69,719,907.84
Ending Period Overcollateralization Amount		$69,719,907.84
Overcollateralization Shortfall		$0.00
Overcollateralization as % of Adjusted Pool Balance		6.65%

VI. RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance		$4,101,171.05
Beginning Reserve Account Balance		$4,101,171.05
Reserve Account Deposits		$0.00
Reserve Account Draws		$0.00
Ending Reserve Account Balance		$4,101,171.05

FIFTH THIRD AUTO TRUST 2023-1
Statement to Securityholders
Determination Date: September 12, 2024

VII. LOSS & DELINQUENCY INFORMATION
	Amount	# of Receivables
Defaulted Receivables	$516,971.62	36
Realized Losses for Collection Period	$644,951.31	24
CHG Off Recoveries for Collection Period	$100,131.88	69
Net Loss for Collection Period	$544,819.43
Net Loss as % of Ending Pool Balance	0.049%
Net Loss % for 1 Period Prior	0.040%
Net Loss % for 2 Periods Prior	0.028%
Net Loss % for 3 Periods Prior	0.035%
Four-Month Average Net Loss %	0.038%

Cumulative Losses (net of recoveries) for All Collection Periods	$4,373,540.73
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.251%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	277	$6,885,881.05
As % of Ending Pool Balance		0.620%

Receivables 60 - 89 Days Delinquent	89	$2,174,099.61
As % of Ending Pool Balance		0.196%

Receivables 90 - 119 Days Delinquent	45	$1,117,251.95
As % of Ending Pool Balance		0.101%

Receivables 120 - 150 Days Delinquent	11	$148,705.96
As % of Ending Pool Balance		0.013%

Receivables 150+ Days Delinquent	9	$87,914.97
As % of Ending Pool Balance		0.008%

Total Delinquencies	431	$10,413,853.54
As % of Ending Pool Balance		0.937%

Total Repossessions	33	$677,657.18
Total Repossessions Life-to-Date	213	$5,096,192.16

Total 30+ Day Delinquencies	431	$10,413,853.54
As % of Ending Pool Balance		0.937%
Total 30+ Day Delinquencies % 1 Period Prior		0.906%
Total 30+ Day Delinquencies % 2 Periods Prior		0.843%
Total 30+ Day Delinquencies % 3 Periods Prior		0.759%
Four-Month Average Total 30+ Day Delinquency %		0.861%

60-Day Delinquency Percentage		0.318%
Delinquency Trigger Percentage		5.280%
Delinquency Trigger occurred in current Collection Period?		NO